Equity - Summary of equity (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share capital and share premium
Share capital	€ 37	€ 39	€ 39	€ 39
Share premium	17,116	17,105	17,089	17,078
Total share capital and share premium	17,154	17,144	17,128
Reserve of cash flow hedges	(3,055)	(153)	1,450
Revaluation reserves credit liability	70	(80)	(117)
Revaluation reserve: Property in own use	176	208	221
Net defined benefit asset/liability remeasurement reserve	(232)	(212)	(307)
Currency translation reserve	(2,395)	(3,483)	(3,636)
- Share of associates and joint ventures and other	3,603	3,416	3,246
Treasury shares	1,205	1,612	4	10
Other reserves	(2,192)	(540)	2,342
Retained earnings	41,538	35,462	32,149
Shareholders’ equity (parent)	56,500	52,066	51,619
Non-controlling interests	504	736	1,022
Total equity	57,004	52,802	52,640	€ 51,889
Equity securities
Share capital and share premium
Revaluation reserves: financial assets	1,187	1,282	1,181
Debt securities
Share capital and share premium
Revaluation reserves: financial assets	€ (341)	€ 96	€ 309